Income Taxes - Schedule Of Components Of Company's Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Foreign net operating loss carryforwards	$ 193	$ 122
Accrued expenses	906	0
Credits	37	0
Investment in partnership	5,169	0
Property and equipment	134	101
Start up costs	751	0
Deferred issuance costs	59	0
Cryptocurrency safeguarding liability	239
Foreign currency gains and losses	0	150
Other	65	31
Deferred tax assets before valuation allowance	7,553	404
Less: Valuation allowance	(5,169)	(225)
Deferred tax assets net of valuation allowance	2,384	179
Deferred tax liabilities:
Foreign currency gains and losses	(171)	0
Cryptocurrency safeguarding asset	(239)
Intangibles	(1,016)	(1,418)
Deferred tax liabilities	(1,426)	(1,418)
Total net deferred tax liabilities		$ (1,239)
Total net deferred tax assets	$ 958